General information, Textuals (Details)	10 Months Ended	12 Months Ended
	Nov. 02, 2020	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date of Incorporation		Jan. 07, 2010
Country of incorporation		the Republic of Marshall Islands
Stockholders equity reverse stock splits	one-for-ten